Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 75,968				$ 18,502					$ 106,062	$ 69,116	$ 58,953
Energy capacity revenue	62,518				27,138					131,362	93,567	88,449
Transmission services	7,161				7,644					30,087	31,000	31,000
Other	21,963				381					17,384	1,573	1,115
Total project revenue		125,639,000	52,333,000	53,258,000	53,665,000	46,092,000	54,039,000	47,904,000	47,221,000	284,895	195,256	179,517
Project expenses:
Fuel	62,099				17,068					93,993	65,553	59,522
Project operations and maintenance	31,500				11,072					56,832	31,237	28,153
Depreciation and amortization	36,468				10,879					63,638	40,387	41,374
Total project expenses	130,067				39,019					214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	58,122				(3,561)					22,776	14,047	6,813
Equity in earnings of unconsolidated affiliates	(2,947)				(1,311)					(6,356)	(13,777)	(8,514)
Interest expense, net	(7,033)				(4,647)					(20,053)	(17,660)	(18,800)
Other income, net	15				(2)					20	219	1,266
Total project other income (expense)	(62,193)				223					(36,453)	(16,200)	(2,053)
Project income		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Administrative and other expenses (income):
Administration expense	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				(658)					13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855				7,364					77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)				(154)					(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net loss attributable to Atlantic Power Corporation		(29,830,000)	(27,900,000)	13,186,000	6,136,000	1,304,000	(438,000)	1,445,000	(6,063,000)	(38,408)	(3,752)	(38,486)
Guarantor Subsidiaries
Project revenue:
Energy sales										97,053
Energy capacity revenue										131,362
Transmission services										30,087
Other										17,819
Total project revenue										276,321
Project expenses:
Fuel	62,099									93,993
Project operations and maintenance	30,067									55,334
Depreciation and amortization	32,705									60,999
Total project expenses	124,871									210,326
Project other income (expense):
Change in fair value of derivative instruments	58,122									(22,776)
Equity in earnings of unconsolidated affiliates	(2,947)									5,989
Interest expense, net	(4,325)									(16,694)
Other income, net	15									20
Total project other income (expense)	(59,485)									(33,461)
Project income										32,534
Administrative and other expenses (income):
Administration expense	5,134									12,636
Interest, net	20,379									67,666
Foreign exchange loss	1,133									4,057
Total administrative and other expenses (income)	26,646									84,359
Income (loss) from operations before income taxes	(53,884)									(51,825)
Income tax expense (benefit)	(16,291)									(8,566)
Net loss	(37,593)									(44,628)
Net loss attributable to noncontrolling interest	(161)									(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net loss attributable to Atlantic Power Corporation										(46,026)
Curtis Palmer
Project revenue:
Energy sales										9,009
Total project revenue										9,009
Project expenses:
Project operations and maintenance	1,636									851
Depreciation and amortization	3,763									2,639
Total project expenses	5,399									3,490
Project other income (expense):
Interest expense, net	(2,708)									(1,911)
Total project other income (expense)	(2,708)									(1,911)
Project income										3,608
Administrative and other expenses (income):
Income (loss) from operations before income taxes	2,510									3,608
Net loss	2,510									3,608
Net loss attributable to Atlantic Power Corporation										3,608
APC
Project expenses:
Project operations and maintenance	(128)									922
Total project expenses	(128)									922
Project other income (expense):
Interest expense, net										128
Total project other income (expense)										128
Project income										(794)
Administrative and other expenses (income):
Administration expense	2,699									25,472
Interest, net	1,484									(41,668)
Foreign exchange loss	(147)									9,781
Total administrative and other expenses (income)	4,036									(6,415)
Income (loss) from operations before income taxes	(3,908)									5,621
Income tax expense (benefit)										242
Net loss	(3,908)									5,379
Net loss attributable to Atlantic Power Corporation										5,379
Eliminations
Project revenue:
Other										(435)
Total project revenue										(435)
Project expenses:
Project operations and maintenance	(75)									(275)
Total project expenses	(75)									(275)
Project other income (expense):
Equity in earnings of unconsolidated affiliates										367
Interest expense, net										(1,576)
Total project other income (expense)										(1,209)
Project income										(1,369)
Administrative and other expenses (income):
Interest, net	173
Total administrative and other expenses (income)	173
Income (loss) from operations before income taxes	(223)									(1,369)
Net loss	(223)									(1,369)
Net loss attributable to Atlantic Power Corporation										$ (1,369)